Annual Total Returns- Janus Henderson Multi-Sector Income Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Multi-Sector Income Fund - Class D	2015	2016	2017	2018	2019
Total	1.58%	7.84%	6.69%	0.45%	11.13%